Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 315,423	¥ 287,983
Service cost	12,079	11,270	¥ 9,565
Interest cost	1,766	2,180	2,258
Actuarial gain	(5,642)	25,855
Benefits paid	(13,301)	(11,953)
Amendments of pension benefit plans	(6,818)
Acquisition, divestitures and other	16	88
Projected benefit obligation at end of year	303,523	315,423	287,983
Change in plan assets:
Fair value of plan assets at beginning of year	232,885	234,050
Actual return on plan assets	(2,934)	3,574
Employer contributions	5,584	4,484
Benefits paid	(9,791)	(9,223)
Fair value of plan assets at end of year	225,744	232,885	¥ 234,050
Funded status at end of year	(77,779)	(82,538)
Amounts recognized in the consolidated balance sheets	¥ (77,779)	¥ (82,538)